OTHER (EXPENSE) INCOME - Disclosure of other expense income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Expense Income [Abstract]
Management fee income	$ 1,198	$ 1,186
Other operating (expense) income, net	297	(266)
Other (expenses) income	$ 1,495	$ 920